INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD - Reconciliation of share of profit in investments in associates (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Share in operating income	$ 3,145,106	$ 2,118,728	$ 4,041,118
Unrealized earnings from product inventory acquired from associates and not sold at the end of the period, which is presented as a discount in the respective asset account (containers and / or inventory)	(428,937)	(568,767)	(512,131)
Amortization goodwill in the sale of fixed assets of Envases CMF S.A.			42,633
Amortization goodwill preferred rights CCDV S.A.		(140,892)	(478,518)
Income statement balance	$ 2,716,169	$ 1,409,069	$ 3,093,102